LONG-TERM INVESTMENTS - Summary of long-term investments (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Shares of (loss) income from equity method investments	¥ 0	$ (0)	¥ (302)	¥ 63